Off-balance-sheet exposures - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other assets | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 471,257	€ 464,215
Other assets | Next 12 months | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	357	338
Other assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	21,854	21,241
Other assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	218	206
Impaired assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	1,322	1,345
Impaired assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 173	€ 169